Significant subsidiaries and equity method investments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 BANK-now AG CHF	Dec. 31, 2014 Credit Suisse Group Finance (U.S.) Inc. USD ($)	Dec. 31, 2014 Credit Suisse Trust AG CHF	Dec. 31, 2014 Credit Suisse Trust Holdings Limited GBP (£)	Dec. 31, 2014 CS LP Holdings AG CHF	Dec. 31, 2014 Inreska Limited GBP (£)	Dec. 31, 2014 Neue Aargauer Bank AG CHF	Dec. 31, 2014 Savoy Hotel Baur en Ville AG CHF	Dec. 31, 2014 Credit Suisse AG CHF	Dec. 31, 2014 AJP Cayman Ltd JPY (¥)	Dec. 31, 2014 Banco Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2014 Banco Credit Suisse (Mexico), S.A. MXN	Dec. 31, 2014 Banco de Investimentos Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2014 Boston Re Ltd. USD ($)	Dec. 31, 2014 CJSC Bank Credit Suisse (Moscow) USD ($)	Dec. 31, 2014 Column Financial, Inc. USD ($)	Dec. 31, 2014 Credit Suisse (Australia) Limited AUD	Dec. 31, 2014 Credit Suisse (Brasil) Distribuidora de Titulos e Valoes Mobiliarios S.A. BRL	Dec. 31, 2014 Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios BRL	Dec. 31, 2014 Credit Suisse (Deutschland) Aktiengesellschaft EUR (€)	Dec. 31, 2014 Credit Suisse (France) EUR (€)	Dec. 31, 2014 Credit Suisse (Gibraltar) Limited GBP (£)	Dec. 31, 2014 Credit Suisse (Channel Islands) Limited USD ($)	Dec. 31, 2014 Credit Suisse (Hong Kong) Limited HKD	Dec. 31, 2014 Credit Suisse (Italy) S.P.A. EUR (€)	Dec. 31, 2014 Credit Suisse (Luxembourg) S.A. CHF	Dec. 31, 2014 Credit Suisse (Monaco) S.A.M. EUR (€)	Dec. 31, 2014 Credit Suisse (Poland) SP. z o.o PLN	Dec. 31, 2014 Credit Suisse (Qatar) LLC USD ($)	Dec. 31, 2014 Credit Suisse (Singapore) Limited SGD	Dec. 31, 2014 Credit Suisse (UK) Limited GBP (£)	Dec. 31, 2014 Credit Suisse (USA), Inc. USD ($)	Dec. 31, 2014 Credit Suisse Asset Management Fund Services (Luxembourg) S.A.C CHF	Dec. 31, 2014 Credit Suisse Asset Management (UK) Holding Limited GBP (£)	Dec. 31, 2014 Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH EUR (€)	Dec. 31, 2014 Credit Suisse Asset Management International Holding Ltd CHF	Dec. 31, 2014 Credit Suisse Asset Management Investments Ltd CHF	Dec. 31, 2014 Credit Suisse Asset Management Ltd GBP (£)	Dec. 31, 2014 Credit Suisse Asset Management, LLC USD ($)	Dec. 31, 2014 Credit Suisse Business Analytics (India) Private Limited INR	Dec. 31, 2014 Credit Suisse Capital LLC USD ($)	Dec. 31, 2014 Credit Suisse Energy (Canada) Limited USD ($)	Dec. 31, 2014 Credit Suisse Energy LLC USD ($)	Dec. 31, 2014 Credit Suisse Equities (Australia) Limited AUD	Dec. 31, 2014 Credit Suisse Finance (India) Private Limited INR	Dec. 31, 2014 Credit Suisse First Boston (Latin America Holdings) LLC USD ($)	Dec. 31, 2014 Credit Suisse First Boston Finance B.V. EUR (€)	Dec. 31, 2014 Credit Suisse First Boston Mortgage Capital LLC USD ($)	Dec. 31, 2014 Credit Suisse First Boston Next Fund, Inc. USD ($)	Dec. 31, 2014 Credit Suisse Fund Management S.A. CHF	Dec. 31, 2014 Credit Suisse Funds AG CHF	Dec. 31, 2014 Credit Suisse Hedging-Griffo Corretora de Valores S.A. BRL	Dec. 31, 2014 Credit Suisse Holding Europe (Luxembourg) S.A. CHF	Dec. 31, 2014 Credit Suisse Holdings (Australia) Limited AUD	Dec. 31, 2014 Credit Suisse Holdings (USA), Inc. USD ($)	Dec. 31, 2014 Credit Suisse International USD ($)	Dec. 31, 2014 Credit Suisse International (Bank) USD ($)	Dec. 31, 2014 Credit Suisse Leasing 92A, L.P. USD ($)	Dec. 31, 2014 Credit Suisse Life and Pensions AG CHF	Dec. 31, 2014 Credit Suisse Life (Bermuda) Ltd. USD ($)	Dec. 31, 2014 Credit Suisse Loan Funding LLC USD ($)	Dec. 31, 2014 Credit Suisse Management LLC USD ($)	Dec. 31, 2014 Credit Suisse Principal Investments Limited JPY (¥)	Dec. 31, 2014 Credit Suisse Prime Securities Services (USA) LLC USD ($)	Dec. 31, 2014 Credit Suisse Private Equity, LLC USD ($)	Dec. 31, 2014 Credit Suisse PSL GmbH CHF	Dec. 31, 2014 Credit Suisse Securities (Canada), Inc CAD	Dec. 31, 2014 Credit Suisse Securities (Europe) Limited USD ($)	Dec. 31, 2014 Credit Suisse Securities (Hong Kong) Limited HKD	Dec. 31, 2014 Credit Suisse Securities (India) Private Limited INR	Dec. 31, 2014 Credit Suisse Securities (Japan) Limited JPY (¥)	Dec. 31, 2014 Credit Suisse Securities (Johannesburg) (Proprietary) Limited ZAR	Dec. 31, 2014 Credit Suisse Securities (Malaysia) Sdn. Bhd. MYR	Dec. 31, 2014 Credit Suisse Securities (Moscow) RUB	Dec. 31, 2014 Credit Suisse Securities (Singapore) Pte Limited SGD	Dec. 31, 2014 Credit Suisse Securities (Thailand) Limited THB	Dec. 31, 2014 Credit Suisse Securities (USA) LLC USD ($)	Dec. 31, 2014 Credit Suisse Services (India) Private Limited INR	Dec. 31, 2014 CSAM Americas Holding Corp. USD ($)	Dec. 31, 2014 CS Non-Traditional Products Ltd. USD ($)	Dec. 31, 2014 DLJ Mortgage Capital, Inc. USD ($)	Dec. 31, 2014 DLJ LBO Plans Management, LLC USD ($)	Dec. 31, 2014 Merban Equity AG CHF	Dec. 31, 2014 SPS Holding Corporation USD ($)	Dec. 31, 2014 PT Credit Suisse Securities Indonesia IDR	Dec. 31, 2014 Credit Suisse Hypotheken AG CHF	Dec. 31, 2014 Asset Management Finance LLC USD ($)	Dec. 31, 2014 Credit Suisse Saudi Arabia SAR	Dec. 31, 2014 Credit Suisse Founder Securities Limited	Dec. 31, 2014 E.L. and C. Baillieu Stockbroking (Holdings) Pty Ltd	Dec. 31, 2014 ICBC Credit Suisse Asset Management Co., Ltd.	Dec. 31, 2014 York Capital Management Global Advisors, LLC	Dec. 31, 2014 Holding Verde Empreendimentos e Participacoes S.A.	Dec. 31, 2014 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2014 Credit Suisse Group (Guernsey) I Limited	Dec. 31, 2014 Credit Suisse Group (Guernsey) II Limited	Dec. 31, 2014 Credit Suisse Group (Guernsey) IV Limited	Dec. 31, 2014 Swisscard AECS AG	Dec. 31, 2014 SECB Swiss Euro Clearing Bank GmbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	88.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	98.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	99.00%	98.00%	83.00%	71.00%	33.00%	23.00%	20.00%	5.00%	0.00%	100.00%	100.00%	100.00%	100.00%	50.00%	25.00%
Nominal capital in million	30.0	$ 100.0	5.0	£ 2.0	0.1	£ 3.0	134.1	7.5	4,399.7	¥ 8,025.6	53.6	1,716.7	164.8	$ 2.0	$ 37.8	$ 0	34.1	5.0	98.4	€ 130.0	€ 52.9	£ 5.0	$ 6.1	13,758.0	€ 139.6	150.0	€ 18.0	20.0	$ 24.0	743.3	£ 245.2	$ 0	1.5	£ 144.2	€ 6.1	20.0	0.1	£ 45.0	$ 1,086.8	40.0	$ 737.6	$ 0	$ 0	62.5	1,050.1	$ 23.8	€ 0	$ 356.6	$ 10.0	0.3	7.0	29.6	32.6	53.9	$ 4,184.7	$ 13,107.7	$ 13,107.7	$ 43.9	15.0	$ 1.0	$ 0	$ 896.8	¥ 3,324.0	$ 263.3	$ 42.2	0	3.4	$ 3,859.3	530.9	2,214.7	¥ 78,100.0	0	100.0	97.1	30.0	500.0	$ 1,836.1	0.1	$ 0	$ 0.1	$ 0	$ 7.8	0.1	$ 0.1	235,000.0	0.1	$ 341.8	300.0
Equity interest held by other subsidiary in %																																																								98.00%	98.00%
Voting rights held by other subsidiary in %																																																							43.00%	80.00%	80.00%
Remaining voting interests held by parent in %																																																									2.00%